UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  November 19, 2013 to December 17, 2013

  Commission File Number of issuing entity: 333-177707-01

  Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-177707

  Banc of America Merrill Lynch Commercial Mortgage Inc.
  (Exact name of depositor as specified in its charter)

  Bank of America, National Association
  Morgan Stanley Mortgage Capital Holdings LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3900538
  38-3900539
  38-3900540
  38-7086332
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  PST                           ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On December 17, 2013 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by Bank of America, National Association or Morgan Stanley Mortgage Capital Holdings LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from November 19, 2013 to December 17, 2013. Bank of America, National Association filed its most recent Form ABS-15G on November 6, 2013. Morgan Stanley Mortgage Capital Holdings
  LLC filed its most recent Form ABS-15G on November 14, 2013. The CIK Number of Bank of America, National Association is 0001102113. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The Crossings Premium Outlets mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $12,234,831.00, a year-to-date figure for the period of January 1, 2013 through September 30, 2013.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8, relating to the December 17, 2013 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Banc of America Merrill Lynch Commercial Mortgage Inc.
  (Depositor)

  /s/ Robert Caldwell
  Robert Caldwell, President

  Date: December 20, 2013

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8, relating to the December 17, 2013 distribution.